Ordinary shares, share premium, and other equity	12 Months Ended
Dec. 31, 2019
27. Ordinary shares, share premium, and other equity
Ordinary shares, share premium, and other equity

The notes included in this section focus on the Barclays Bank Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Barclays Bank Group maintains sufficient capital to meet our regulatory requirements refer to page 40.

27 Ordinary shares, share premium, and other equity

Called up share capital, allotted and fully paid
	Ordinary share capital	Preference share capital	Share premium	Total share capital and share premium	Other equity instruments
	£m	£m	£m	£m	£m
As at 1 January 2019	2,342	6	-	2,348	7,595
AT1 securities issuance	-	-	-	-	2,302
AT1 securities redemption	-	-	-	-	(1,574)
As at 31 December 2019	2,342	6	-	2,348	8,323

As at 1 January 2018	2,342	19	12,092	14,453	8,982
AT1 securities issuance	-	-	-	-	1,925
AT1 securities redemption	-	-	-	-	(1,242)
Redemption of preference shares	-	(13)	-	(13)	-
Capital reorganisation	-	-	(12,092)	(12,092)	-
Net equity impact of intra-group transfers	-	-	-	-	(2,070)
As at 31 December 2018	2,342	6	-	2,348	7,595

Ordinary shares

The issued ordinary share capital of Barclays Bank PLC, as at 31 December 2019, comprised 2,342m (2018: 2,342m) ordinary shares of £1 each.

Preference shares

The issued preference share capital of Barclays Bank PLC, as at 31 December 2019, comprised 1,000 Sterling Preference Shares of £1 each (2018: 1,000); 31,856 Euro Preference Shares of €100 each (2018: 31,856); and 58,133 US Dollar Preference Shares of $100 each (2018: 58,133).

Sterling £1 Preference Shares

1,000 Sterling cumulative callable preference shares of £1 each (the £1 Preference Shares) were issued on 31 December 2004 at nil premium.

The £1 Preference Shares entitle the holders thereof to receive Sterling cumulative cash dividends out of distributable profits of Barclays Bank PLC, semi-annually at a rate reset semi-annually equal to the Sterling interbank offered rate for six-month sterling deposits.

Barclays Bank PLC shall be obliged to pay such dividends if: (1) it has profits available for the purpose of distribution under the Companies Act 2006 as at each dividend payment date; and (2) it is solvent on the relevant dividend payment date, provided that a capital regulations condition is satisfied on such dividend payment date. The dividends shall not be due and payable on the relevant dividend payment date except to the extent that Barclays Bank PLC could make such payment and still be solvent immediately thereafter. Barclays Bank PLC shall be considered solvent on any date if: (1) it is able to pay its debts to senior creditors as they fall due; and (2) its auditors have reported within the previous six months that its assets exceed its liabilities. If Barclays Bank PLC shall not pay, or shall pay only in part, a dividend for a period of seven days or more after the due date for payment, the holders of the £1 Preference Shares may institute proceedings for the winding-up of Barclays Bank PLC. No remedy against Barclays Bank PLC shall be available to the holder of any £1 Preference Shares for the recovery of amounts owing in respect of £1 Preference Shares other than the institution of proceedings for the winding-up of Barclays Bank PLC and/or proving in such winding-up.

On a winding-up or other return of capital (other than a redemption or purchase by Barclays Bank PLC of any of its issued shares, or a reduction of share capital, permitted by the Articles of Barclays Bank PLC and under applicable law), the assets of Barclays Bank PLC available to shareholders shall be applied in priority to any payment to the holders of ordinary shares and any other class of shares in the capital of Barclays Bank PLC then in issue ranking junior to the £1 Preference Shares on such a return of capital and pari passu on such a return of capital with the holders of any other class of shares in the capital of Barclays Bank PLC then in issue (other than any class of shares in the capital of Barclays Bank PLC then in issue ranking in priority to the £1 Preference Shares on a winding-up or other such return of capital), in payment to the holders of the £1 Preference Shares of a sum equal to the aggregate of: (1) an amount equal to the dividends accrued thereon for the then current dividend period (and any accumulated arrears thereof) to the date of the commencement of the winding-up or other such return of capital; and (2) an amount equal to £1 per £1 Preference Share. After payment of the full amount of the liquidating distributions to which they are entitled, the holders of the £1 Preference Shares will have no right or claim to any of the remaining assets of Barclays Bank PLC and will not be entitled to any further participation in such return of capital.

The £1 Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, subject to the Companies Act 2006 and its Articles. Holders of the £1 Preference Shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC.

Euro Preference Shares

140,000 Euro 4.75% non-cumulative callable preference shares of €100 each (the 4.75% Preference Shares) were issued on 15 March 2005 for a consideration of €1,383.3m (£966.7m), of which the nominal value was €14m and the balance was share premium. The 4.75% Preference Shares entitle the holders thereof to receive Euro non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, annually at a fixed rate of 4.75% per annum on the amount of €10,000 per preference share until 15 March 2020, and thereafter quarterly at a rate reset quarterly equal to 0.71% per annum above the Euro interbank offered rate for three-month Euro deposits.

The 4.75% Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 March 2020, and on each dividend payment date thereafter at €10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.

US Dollar Preference Shares

100,000 US Dollar 6.278% non-cumulative callable preference shares of $100 each (the 6.278% Preference Shares), represented by 100,000 American Depositary Shares, Series 1, were issued on 8 June 2005 for a consideration of $995.4m (£548.1m), of which the nominal value was $10m and the balance was share premium. The 6.278% Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, semi-annually at a fixed rate of 6.278% per annum on the amount of $10,000 per preference share until 15 December 2034, and thereafter quarterly at a rate reset quarterly equal to 1.55% per annum above the London interbank offered rate for three-month US Dollar deposits.

The 6.278% Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 December 2034, and on each dividend payment date thereafter at $10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.

106 million US Dollar 8.125% non-cumulative callable preference shares of $0.25 each (the 8.125% Preference Shares), represented by 106 million American Depositary Shares, Series 5, were issued on 11 April 2008 and 25 April 2008 for a total consideration of $2,650m (£1,345m), of which the nominal value was $26.5m and the balance was share premium. The 8.125% Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, quarterly at a fixed rate of 8.125% per annum on the amount of $25 per preference share.

The 8.125% Preference Shares were redeemed in full on December 15, 2018, with payment being made on Monday, December 17, 2018.

No redemption or purchase of any 4.75% Preference Shares and the 6.278% Preference Shares (together, the Preference Shares) may be made by Barclays Bank PLC without the prior approval of the UK PRA and any such redemption will be subject to the Companies Act 2006 and the Articles of Barclays Bank PLC.

On a winding-up of Barclays Bank PLC or other return of capital (other than a redemption or purchase of shares of Barclays Bank PLC, or a reduction of share capital), a holder of Preference Shares will rank in the application of assets of Barclays Bank PLC available to shareholders: (1) junior to the holder of any shares of Barclays Bank PLC in issue ranking in priority to the Preference Shares; (2) equally in all respects with holders of other preference shares and any other shares of Barclays Bank PLC in issue ranking pari passu with the Preference Shares; and (3) in priority to the holders of ordinary shares and any other shares of Barclays Bank PLC in issue ranking junior to the Preference Shares.

The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares).

Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply.

This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC.

Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.

Except as described above, the holders of the preference shares have no right to participate in the surplus assets of Barclays Bank PLC.

Capital Reorganisation

On 11 September 2018, the High Court of Justice in England and Wales confirmed the cancellation of the share premium account of Barclays Bank PLC, with the balance of £12,092m credited to retained earnings.

Other equity instruments

Other equity instruments of £8,323m (2018: £7,595m) include AT1 securities that are issued to the market by Barclays PLC. Barclays PLC uses funds from the market issuance to purchase AT1 from Barclays Bank Group. The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date.

In 2019, there were three issuances of AT1 instruments, in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities (2018: one issuance) totalling £2,302m (2018: £1,925m). There were also two redemptions in 2019 (2018: one redemption) totalling £1,574m (2018: £1,242m).

AT1 equity instruments
		2019	2018
	Initial call date	£m	£m
AT1 equity instruments - Barclays Bank Group
6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m)	2019	-	715
6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m)	2019	-	860
8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m)	2020	836	836
7.875% Perpetual Subordinated Contingent Convertible Securities	2022	1,000	1,000
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	1,136	1,136
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	500	500
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)	2023	1,925	1,925
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	623	623
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	1,509	-
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	299	-
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	495	-
Total AT1 equity instruments		8,323	7,595